Intangible assets	12 Months Ended
Mar. 31, 2020
Intangible assets
Intangible assets

 10. Intangible assets

The statement of financial position contains significant intangible assets, mainly in relation to goodwill and licences and spectrum. Goodwill, which arises when we acquire a business and pay a higher amount than the fair value of its net assets primarily due to the synergies we expect to create, is not amortised but is subject to annual impairment reviews. Licences and spectrum are amortised over the life of the licence. For further details see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Accounting policies

Identifiable intangible assets are recognised when the Group controls the asset, it is probable that future economic benefits attributed to the asset will flow to the Group and the cost of the asset can be reliably measured. Identifiable intangible assets are recognised at fair value when the Group completes a business combination. The determination of the fair values of the separately identified intangibles, is based, to a considerable extent, on management’s judgement.

Goodwill

Goodwill arising on the acquisition of an entity represents the excess of the cost of acquisition over the Group’s interest in the net fair value of the identifiable assets, liabilities and contingent liabilities of the entity recognised at the date of acquisition.

Goodwill is initially recognised as an asset at cost and is subsequently measured at cost less any accumulated impairment losses. Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is evidence that it may be required. Goodwill is denominated in the currency of the acquired entity and revalued to the closing exchange rate at each reporting period date.

Negative goodwill arising on an acquisition is recognised directly in the income statement.

On disposal of a subsidiary or a joint arrangement, the attributable amount of goodwill is included in the determination of the profit or loss recognised in the income statement on disposal.

Finite lived intangible assets

Intangible assets with finite lives are stated at acquisition or development cost, less accumulated amortisation. The amortisation period and method is reviewed at least annually. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortisation period or method, as appropriate, and are treated as changes in accounting estimates.

Licence and spectrum fees

Amortisation periods for licence and spectrum fees are determined primarily by reference to the unexpired licence period, the conditions for licence renewal and whether licences are dependent on specific technologies. Amortisation is charged to the income statement on a straight-line basis over the estimated useful lives from the commencement of related network services.

Computer software

Computer software comprises software purchased from third parties as well as the cost of internally developed software. Computer software licences are capitalised on the basis of the costs incurred to acquire and bring into use the specific software. Costs that are directly associated with the production of identifiable and unique software products controlled by the Group, and are probable of producing future economic benefits, are recognised as intangible assets. Direct costs of software development include employee costs and directly attributable overheads.

Software integral to an item of hardware equipment is classified as property, plant and equipment.

Costs associated with maintaining software programs are recognised as an expense when they are incurred.

Amortisation is charged to the income statement on a straight-line basis over the estimated useful life from the date the software is available for use.

Other intangible assets

Other intangible assets, including brands and customer bases, are recorded at fair value at the date of acquisition. Amortisation is charged to the income statement, over the estimated useful lives of intangible assets from the date they are available for use, on a straight-line basis. The amortisation basis adopted for each class of intangible asset reflects the Group’s consumption of the economic benefit from that asset. From 1 April 2019, the Group revised the method of allocating the amortisation of acquired customer base intangibles over their useful economic lives from a sum of digits calculation to a straight-line basis. Customer base assets at 1 April 2019 related to acquired joint ventures; the revision to the allocation methodology resulted in a €152 million reduction in losses recorded in the Group’s share of results of equity accounted associates and joint ventures for the year ended 31 March 2020.

Estimated useful lives

The estimated useful lives of finite lived intangible assets are as follows:

– Licence and spectrum fees	3 – 25 years
– Computer software	3 – 5 years
– Brands	1 – 10 years
– Customer bases	2 – 18 years

		Licence and	Computer
	Goodwill	spectrum fees	software	Other	Total
	€m	€m	€m	€m	€m
Cost:
1 April 2018	89,913	28,797	17,413	7,345	143,468
Exchange movements	(427)	(193)	(93)	(173)	(886)
Arising on acquisition	77	—	10	8	95
Additions	—	3,009	2,232	7	5,248
Disposals	—	(7)	(2,348)	—	(2,355)
Other	—	—	(5)	—	(5)
31 March 2019	89,563	31,606	17,209	7,187	145,565
Exchange movements	(563)	(479)	(196)	(310)	(1,548)
Arising on acquisition	11,752	—	184	5,656	17,592
Disposal of subsidiaries	(1,582)	(129)	(409)	(76)	(2,196)
Additions	—	1,776	2,278	7	4,061
Disposals	—	(83)	(2,383)	(47)	(2,513)
Transfer to assets held for resale	(107)	(679)	(184)	(6)	(976)
Other	—	—	85	—	85
31 March 2020	99,063	32,012	16,584	12,411	160,070
Accumulated impairment losses and amortisation:
1 April 2018	63,179	17,377	12,541	7,114	100,211
Exchange movements	(239)	(59)	(70)	(163)	(531)
Impairments	3,270	—	—	—	3,270
Amortisation charge for the year	—	1,693	2,085	163	3,941
Disposals	—	(7)	(2,332)	—	(2,339)
Other	—	—	8	—	8
31 March 2019	66,210	19,004	12,232	7,114	104,560
Exchange movements	(103)	(338)	(119)	(265)	(825)
Impairments	1,685	—	—	—	1,685
Disposal of subsidiaries	—	(69)	(305)	(76)	(450)
Amortisation charge for the year	—	1,833	2,203	423	4,459
Disposals	—	(70)	(2,353)	(48)	(2,471)
Transfer to assets held for resale	—	(355)	(127)	(8)	(490)
Other	—	—	79	—	79
31 March 2020	67,792	20,005	11,610	7,140	106,547
Net book value:
31 March 2019	23,353	12,602	4,977	73	41,005
31 March 2020	31,271	12,007	4,974	5,271	53,523

For licences and spectrum and other intangible assets, amortisation is included within the cost of sales line within the consolidated income statement.

The net book value and expiry dates of the most significant licences are as follows:

		2020	2019
	Expiry dates	€m	€m
Germany	2020/2025/2033/2040	4,208	3,346
Italy	2021/2029/2037	3,683	3,922
UK	2022/2023/2033/2038	1,801	2,320

The remaining amortisation period for each of the licences in the table above corresponds to the expiry date of the respective licence. A summary of the Group’s most significant spectrum licences can be found on pages 262 and 263.